Warrants (Details) (USD $)	0 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended		9 Months Ended
	Aug. 01, 2013	Oct. 29, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Granted [Member]	Sep. 30, 2013 Exercisable [Member]
Number of Warrants
Outstanding at beginning of period						$ 454,863	$ 454,863
Warrants granted						150,000
Outstanding at end of period					454,863	604,863
Warrants exercisable				227,433		604,863
Weighted average exercise price			$ 0.25		$ 0.98	$ 0.98		$ 1.00	$ 0.98
Remaining contractual life	2 years 10 months 2 days	4 years 1 month 5 days	9 years 1 month 4 days		4 years 9 months 18 days			2 years 9 months 18 days	4 years 3 months 18 days
Intrinsic value of warrants outstanding				$ 636,338	$ 49,277	$ 99,827		$ 22,500	$ 99,827